UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21124

                         BlackRock New York Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock New York Municipal Income Trust II (BFY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.9%
			Multi-State—5.6%
			Charter Mac Equity Issuer Trust,
A3	$ 500	[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$ 528,125
A3	1,000	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,078,370
Baa1	1,500	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,554,285
Baa1	1,000	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,053,290

					4,214,070

			New York—146.5%
			Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	345		Ser. A, 7.00%, 5/01/25	05/15 @ 102	328,492
NR	220		Ser. A, 7.00%, 5/01/35	05/15 @ 102	205,040
Aaa	1,725		Clarence Indl. Dev. Agcy. Civic Fac. RB, Bristol Vlg. Proj., 6.00%, 1/20/44	01/13 @ 102	1,887,616
AAA	2,000		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	2,051,420
			Dorm. Auth. RB,
AAA	2,500		Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,607,500
Aa3	2,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,042,920
AA	5,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,083,150
AA	2,000		Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,041,700
BB+	750		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	760,507
AAA	2,425		New York Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,483,782
AAA	2,500	[4]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,558,300
AA	4,000		Dutchess Cnty. Ind. Dev. Agcy. Civic Facs. RB, Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,215,960
A+	5,500		Energy Res. & Dev. Auth. Facs. RB, 4.70%, 6/01/36	07/06 @ 100	5,503,685
BBB	625		Essex Cnty. Indl. Dev. Agcy. Sld. Wst. Disp. RB, Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26	10/12 @ 100	631,925
A	3,250		Geneva Indl. Dev. Agcy. Civic Fac. RB, Hobart & Williams Smith Proj., Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,406,065
BBB-	385		Herkimer Cnty. Indl. Dev. Agcy. Civic Fac. RB, Coll. Fndtn., Inc. Student Hsg. Proj., 6.25%,
			8/01/34	08/13 @ 100	395,164
AA-	5,185		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	5,609,911
AAA	3,515		Long Island Pwr. Auth. Elec. Sys. RB, Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,254,750
			Met. Transp. Auth. RB,
AAA	2,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,116,280
AA-	5,000		Ded. Tax Fund, Ser. A, 5.00%, 11/15/30	11/12 @ 100	5,110,300
AA-	5,000		Svc. Contract, Ser. A, 5.125%, 1/01/29	07/12 @ 100	5,183,100
AA-	5,000	[5]	New York City GO, Ser. B, 5.75%, 12/01/11	N/A	5,486,700
			New York City Indl. Dev. Agcy. RB,
B-	1,600		American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	1,774,464
B-	1,500		American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	1,671,390
AA+	1,000		Eger Harbor Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,003,410
AA+	1,000	[5]	Eger Harbor Proj., Ser. A, 5.875%, 5/20/44	N/A	1,109,590
BBB-	1,000		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	976,360
A	1,500		Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,531,665
AA+	5,000		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,166,000
AAA	5,000	[5]	New York City Trans. Met. Transp. Auth. Triborough Brdg. & Tunl. COP, Ser. A,
			5.25%, 1/01/10, AMBAC	N/A	5,307,750
AAA	5,000		New York City Trans. Fin. Auth. RB, Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,157,250
BBB	2,535		New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	2,649,379
AAA	3,000		New York Convention Ctr. Dev. RB, 5.00%, 11/15/35, AMBAC	11/15 @ 100	3,088,680
Caa2	3,675		Port Auth. of NY & NJ RB, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	07/06 @ 100	3,735,527
			Suffolk Cnty. Indl. Dev. Agcy. RB,
BBB-	450		Jeffersons Ferry Proj., 5.00%, 11/01/28	11/16 @ 100	444,663
A	2,500		Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,557,175
			Triborough Brdg. & Tunl. Auth. RB,
AAA	850	[5]	Ser. A, 5.00%, 1/01/12	N/A	902,955
AA	150		Ser. A, 5.00%, 1/01/32	01/12 @ 100	153,136
AAA	9,000	[5]	TSASC, Inc., Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	9,948,690
AAA	2,000		Urban Dev. Corp. St. Personal Income Tax RB, Ser. B, 5.00%, 3/15/35	03/15 @ 100	2,055,640

					110,197,991

1

BlackRock New York Municipal Income Trust II (BFY) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Puerto Rico—4.8%
BBB	$1,400		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	$ 1,436,932
AAA	2,000	[5]	Hwy. & Transp. Auth. RB, Ser. D, 5.375%, 7/01/12	N/A	2,174,980

					3,611,912

			Total Investments—156.9% (cost $113,375,5666)		$ 118,023,973
			Other assets in excess of liabilities—2.5%		1,897,511
			Preferred shares at redemption value, including dividends payable—(59.4)%		(44,678,523)

			Net Assets Applicable to Common Shareholders—100%		$ 75,242,961

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 5.6% of its net assets, with a current market value of $4,214,070, in securities restricted as to resale.
[4]	Security pledged as collateral.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Cost for Federal income tax purposes is $113,371,241. The net unrealized appreciation on a tax basis is $4,652,732, consisting of $4,817,365 gross unrealized appreciation and $164,633 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock New York Municipal Income Trust II

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006